Revenue Recognition - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,305	$ 987	$ 5,648	$ 2,742
Professional services
Disaggregation of Revenue [Line Items]
Total revenue	1,294	929	5,637	2,344
Compute and other services
Disaggregation of Revenue [Line Items]
Total revenue	$ 11	$ 58	$ 11	$ 398